Supplementry Financial Statement Information (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Basic And Diluted Loss Per Share Abstract
Net loss for the year, as reported	$ (9,648)	$ (11,092)	$ (11,017)
The effect of change in terms of Series 3 warrants	(92)
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	$ (9,740)	$ (11,092)	$ (11,017)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	1,936,831	1,462,776	1,193,447
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny" warrants)	15,266
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	1,952,097	1,462,776	1,193,447
Basic and dilutive loss per Ordinary Share (in dollars)	$ (4.99)	$ (7.58)	$ (9.23)